Interests in unconsolidated structured entities - Summary of carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 41,909,482	₩ 35,908,782
Carrying amounts of the liabilities	25,651	24,613
Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3,865	582
Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	21,786	24,031
Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	215,213	406,013
Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,435,246	12,594,196
Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	18,002,125	14,308,104
Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	20,903	11,403
Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,725,294	2,227,903
Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,493,106	6,294,228
Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	17,595	66,935
Assets-backed securitization
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	13,507,574	14,008,081
Carrying amounts of the liabilities	3,920	3,192
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3,817	582
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	103	2,610
Assets-backed securitization | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,352	10,007
Assets-backed securitization | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	731,184	882,708
Assets-backed securitization | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	3,752,394	4,703,527
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,343	10,353
Assets-backed securitization | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,510,057	2,105,239
Assets-backed securitization | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,493,106	6,294,228
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	138	2,019
Structured financing
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,189,435	12,411,988
Carrying amounts of the liabilities	21,731	21,421
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	48	0
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	21,683	21,421
Structured financing | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	156,630	396,006
Structured financing | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	13,548,490	11,631,322
Structured financing | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	235,238	200,966
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	16,560	1,050
Structured financing | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	215,237	122,664
Structured financing | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	17,280	59,980
Investment funds
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,212,473	9,488,713
Carrying amounts of the liabilities	0	0
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	42,231	0
Investment funds | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	155,572	80,166
Investment funds | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,014,493	9,403,611
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 177	₩ 4,936